/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  August 31, 2000

MFS Government Markets Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
8/31
Shares of Beneficial Interest
200000
6.25
6.96

Salomon Smith Barney





















































































Total Shares Repurchased:  200,000
Remarks:	None.

MFS Government Markets Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer